Segmented information (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	$ 13,898	$ 13,684
Canada [Member]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	527	578
Uniited States [Member]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	9,470	9,038
Barbadaos [Membr]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	$ 3,901	$ 4,068